Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTG Latin America ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(17.61%)	26.04%	2.86%	(1.54%)	(16.83%)